Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Selected Financial Information by Segment
The following tables summarize selected financial information by segment for the years ended December 31, 2022, 2021 and 2020.

	For the year ended December 31, 2022
(€ thousands)	Zegna	Thom Browne	Corporate	Intercompany Eliminations	Group Consolidated
Revenues with third parties	1,162,826	330,014	—	—	1,492,840
Inter-segment revenues	13,880	877	—	(14,757)	—
Revenues	1,176,706	330,891	—	(14,757)	1,492,840
Depreciation and amortization	(148,747)	(23,129)	(6)	—	(171,882)
Adjusted EBIT	141,513	48,077	(31,861)	—	157,729
Legal costs for trademark disputes (1)					(7,532)
Transaction costs related to acquisitions (2)					(2,289)
Severance indemnities and provisions for severance expenses (3)					(2,199)
Costs related to the Business Combination (4)					(2,137)
Net impairment of leased and owned stores (5)					(1,639)
Special donation to the UNHCR (6)					(1,000)
Net income related to lease agreements (7)					6,844
Financial income					13,320
Financial expenses					(54,346)
Foreign exchange losses					(7,869)
Result from investments accounted for using the equity method					2,199
Profit before taxes					101,081
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(1)Relates to legal costs of €7,532 thousand incurred in 2022 by the Thom Browne Segment in connection with a legal dispute between adidas and Thom Browne, primarily in relation to the use of trademarks. This amount is recorded within the line item “purchased, outsourced and other costs” in the consolidated statement of profit and loss.
(2)Relates to transaction costs of €2,289 thousand incurred in 2022 in connection with acquisitions, primarily for consultancy and legal fees related to the TFI Acquisition. This amount is recorded within the line item “purchased, outsourced and other costs” in the consolidated statement of profit and loss and is related to Corporate.
(3)Relates to severance indemnities incurred by the Zegna Segment of €2,199 thousand recorded within the line item “personnel costs” in the consolidated statement of profit and loss.
(4)Costs related to the Business Combination of €2,137 thousand in 2022 relate to the grant of equity awards to management in 2021 with vesting subject to the public listing of the Company’s shares and certain other performance and/or service conditions. This amount is recorded within the line item “personnel costs” in the consolidated statement of profit and loss and relates to the Zegna Segment for €1,101 thousand, to the Thom Browne Segment for €98 thousand and to Corporate for €938 thousand. For additional information please refer to Note 40 — Shared-based payments.
(5)Net impairment of leased and owned stores includes (i) impairment of €2,369 thousand related to right-of-use assets, (ii) reversals of impairment of €756 thousand related to property plant and equipment and (iii) impairment of €26 thousand related to intangible assets, all of which are recorded within the line item “depreciation, amortization and impairment of assets” in the consolidated statement of profit and loss and relate to the Zegna Segment for a net impairment of €819 thousand and to the Thom Browne Segment for impairment of €820 thousand.
(6)Relates to a donation of €1,000 thousand in 2022 to the United Nations High Commissioner for Refugees (UNHCR) to support initiatives related to the humanitarian emergency in Ukraine. This amount is recorded within the line item “other operating costs” in the consolidated statement of profit and loss and is related to Corporate.
(7)Net income related to lease agreements in 2022 relate entirely to the Zegna Segment and include (i) proceeds of €6,500 thousand received from new tenants in order for Zegna to withdraw from existing lease agreements of commercial properties (recorded within the line item “other income” in the consolidated statement of profit and loss) and (ii) €950 thousand for reversals of previously recognized provisions in respect of a legal claim related to a lease agreement in the United States (recorded within “write downs and other provisions” in the consolidated statement of profit and loss), partially offset by (ii) €606 thousand for costs related to a sublease agreement in the United States (recorded within “other operating costs” in the consolidated statement of profit and loss).

	For the year ended December 31, 2021
(€ thousands)	Zegna	Thom Browne	Corporate	Intercompany Eliminations	Group Consolidated
Revenues with third parties	1,029,005	263,397	—	—	1,292,402
Inter-segment revenues	6,170	669	—	(6,839)	—
Revenues	1,035,175	264,066	—	(6,839)	1,292,402
Depreciation and amortization	(137,500)	(17,173)	(2)	—	(154,675)
Adjusted EBIT	131,929	38,097	(20,911)	—	149,115
Costs related to the Business Combination (1)					(205,059)
Net costs related to lease agreements (2)					(15,512)
Severance indemnities and provisions for severance expenses (3)					(8,996)
Net impairment of leased and owned stores (4)					(8,692)
Other adjustments (5)					(4,884)
Financial income					45,889
Financial expenses					(43,823)
Foreign exchange losses					(7,791)
Result from investments accounted for using the equity method					2,794
Loss before taxes					(96,959)
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(1)Costs related to the Business Combination in 2021 include:
a)€114,963 thousand relating to share-based payments for listing services recognized as the excess of the fair value of Zegna ordinary shares issued as part of the Business Combination and the fair value of IIAC’s identifiable net assets acquired, in accordance with IFRS 2. This amount is recorded within the line item “other operating costs” in the consolidated statement of profit and loss.
b)€37,906 thousand for the issuance of 5,031,250 Zegna ordinary shares to the holders of IIAC class B shares to be held in escrow. The release of these shares from escrow is subject to achievement of certain targets within a seven-year period. This amount is recorded within the line item “other operating costs” in the consolidated statement of profit and loss.
c)€34,092 thousand for transaction costs related to the Business Combination incurred by Zegna, including costs for bank services, legal advisors and other consultancy fees. This amount is recorded within the line item “purchased, outsourced and other costs” in the consolidated statement of profit and loss.
d)€10,916 thousand for the Zegna family’s grant of a €1,500 special gift to each employee of the Zegna Group as result of the Company’s listing completed on December 20, 2021. This amount is recorded within the line item “personnel costs” in the consolidated statement of profit and loss.
e)€5,380 thousand relating to grant of performance share units, which each represent the right to receive one Zegna ordinary share, to the Group’s Chief Executive Officer, other Zegna directors, key executives with strategic responsibilities and other employees of the Group, all subject to certain vesting conditions. This amount is recorded within the line item “personnel costs” in the consolidated statement of profit and loss. For additional information please refer to Note 40 — Shared-based payments.
f)€1,236 thousand related to the fair value of private warrants issued, pursuant to the Business Combination, to certain Zegna non-executive directors. This amount is recorded within the line item “personnel costs” in the consolidated statement of profit and loss.
g)€566 thousand related to the write-off of non-refundable prepaid premiums for directors’ and officers’ insurance. This amount is recorded within the line item “personnel costs” in the consolidated statement of profit and loss.
(2)Net costs related to lease agreements in 2021 relate entirely to the Zegna Segment and include (i) €12,192 thousand of provisions relating to a lease agreement in the United States following an unfavorable legal claim judgment against the Group (recorded within “write downs and other provisions” in the consolidated statement of profit and loss), (ii) €1,492 thousand of legal expenses related to a lease agreement in Italy (recorded within “other operating costs” in the consolidated statement of profit and loss) and (iii) €1,829 thousand in accrued property taxes related to a lease agreement in the UK (recorded within “write downs and other provisions” in the consolidated statement of profit and loss).
(3)Relates to severance indemnities incurred by the Zegna Segment of €8,996 thousand recorded within the line item “personnel costs” in the consolidated statement of profit and loss.
(4)Net impairment of leased and owned stores in 2021 includes impairment of (i) €6,486 thousand related to right-of-use assets, (ii) €2,167 thousand related to property plant and equipment and (iii) €39 thousand related to intangible assets, recorded within the line item “depreciation, amortization and impairment of assets” in the consolidated statement of profit and loss and related to the Zegna Segment.
(5)Other adjustments for the year ended December 31, 2021 include €6,006 thousand related to losses incurred by Agnona subsequent to the Group’s sale of a majority stake in Agnona in January 2021, for which the Group was required to compensate the company in accordance with the terms of the related sale agreement, as well as €144 thousand relating to the write down of the Group’s remaining 30% stake in Agnona, both of which relate to Corporate (both amounts are recorded within the line item “write downs and other provisions” in the consolidated statement of profit and loss), partially offset by other income generated by the Zegna Segment of €1,266 thousand relating to the sale of rights to build or develop airspace above a building in the United States (this amount is recorded within the line item “other income” in the consolidated statement of profit and loss).

	For the year ended December 31, 2020
(€ thousands)	Zegna	Thom Browne	Corporate	Intercompany Eliminations	Group Consolidated
Revenues with third parties	835,244	179,489	—	—	1,014,733
Inter-segment revenues	8,074	305	—	(8,379)	—
Revenues	843,318	179,794	—	(8,379)	1,014,733
Depreciation and amortization	(153,962)	(12,243)	—	—	(166,205)
Adjusted EBIT	(7,243)	28,994	(1,738)	—	20,013
Donations related to the COVID-19 pandemic (1)					(4,482)
Net costs related to lease agreements (2)					(3,000)
Net impairment of leased and owned stores (3)					(19,725)
Severance indemnities and provisions for severance expenses (4)					(12,308)
Impairment on held for sale assets (5)					(3,053)
Financial income					34,352
Financial expenses					(48,072)
Foreign exchange gains					13,455
Result from investments accounted for using the equity method					(4,205)
Impairments of investments accounted for using the equity method					(4,532)
Loss before taxes					(31,557)
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(1)Relates to donations of €4,482 thousand in 2020 to charitable organizations in Italy and abroad to support initiatives related to the COVID-19 pandemic, of which €3,175 thousand relates to Corporate and €1,307 thousand relates to the Zegna Segment (this amount is recorded within the line item “other operating costs” in the consolidated statement of profit and loss).
(2)Net costs related to lease agreements in 2020 relate entirely to the Zegna Segment and include €3,000 thousand for legal expenses relating to a lease agreement in the UK (recorded within the line item “write downs and other provisions” in the consolidated statement of profit and loss).
(3)Net impairment of leased and owned stores in 2022 includes (i) impairment of €15,716 thousand related to right-of-use assets, (ii) impairment of €4,011 thousand related to property plant and equipment and (iii) reversals of impairment of €2 thousand related to intangible assets, all of which are recorded within the line item “depreciation, amortization and impairment of assets” in the consolidated statement of profit and loss and relate to the Zegna Segment
(4)Relates to severance indemnities incurred by the Zegna Segment of €12,308 thousand recorded within the line item “personnel costs” in the consolidated statement of profit and loss.
(5)Relates to impairment on assets held for sale of €3,053 thousand in 2020, of which €988 thousand relates to Corporate and is recorded within the line item “write downs and other provisions” and €2,065 thousand relates to the write down of inventories in the Zegna Segment and is recorded within the line item “cost of raw materials and consumables” in the consolidated statement of profit and loss.
The following table summarizes non-current assets (other than financial instruments and deferred tax assets) by geography at December 31, 2022 and 2021.

	At December 31,
(€ thousands)	2022	2021
EMEA (1)	281,749	273,926
of which Italy	178,714	166,467
North America (2)	549,634	507,379
of which United States (3)	546,362	503,496
Latin America (4)	5,147	4,690
APAC (5)	143,673	143,616
of which Greater China Region	103,621	70,828
of which Japan	21,339	22,387
Total non-current assets (other than financial instruments and deferred tax assets)	980,203	929,611
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(1)EMEA includes Europe, the Middle East and Africa.
(2)North America includes the United States of America and Canada.
(3)Non-current assets in the United States at December 31, 2022 and 2021 included goodwill of €214,141 thousand and €201,662 thousand, respectively, and intangible assets with an indefinite useful life relating to the Thom Browne brand of €168,694 thousand and €158,864 thousand, respectively, which originated on acquisition of the Thom Browne Group in 2018. For additional information see Note 17 — Intangible assets.
(4)Latin America includes Mexico, Brazil and other Central and South American countries.
(5)APAC includes the Greater China Region, Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.